Information Regarding Geographical Area and Major Customers (Tables)	12 Months Ended
Dec. 31, 2013
Segment Reporting [Abstract]
Summary of revenue by geographic area
For the years ended December 31, 2011, 2012 and 2013, total product sales by geographic territory and customer were as follows (amounts in thousands):

	For the Year Ended December 31,
	2011		2012		2013
UK	€12,155	56%	€13,290	48%	€21,453	54%
Korea	3,402	16	3,455	13	4,951	12
Spain	1,137	5	2,054	7	2,955	7
Turkey	917	4	2,671	10	2,850	7
United States	2,622	12	2,226	8	2,645	7
Australia	840	4	1,344	5	1,922	5
Sweden	—	—	997	4	1,747	5
Italy	599	3	769	3	382	1
Israel	62	—	152	1	76	—
Other	—	—	672	1	844	2
Total	€21,734	100%	€27,630	100%	€39,825	100%

Schedule of revenue by major customers

	For the Year Ended December 31,
	2011		2012		2013
Customer A	€12,099	56%	€13,062	47%	€21,196	53%
Customer B	3,112	14	3,154	11	4,640	12
Customer C	917	4	2,671	10	2,850	7
Customer D	2,622	12	2,226	8	2,645	7
Customer E	840	4	1,343	5	1,922	5
Customer F	—	—	1,132	4	1,841	5
Customer G	—	—	997	4	1,747	4
Customer H	1,137	5	923	3	1,114	3
Customer I	—	—	637	2	617	2
Customer J	599	3	471	2	382	1
Other Customers	408	2	1,014	4	871	1
Total	€21,734	100%	€27,630	100%	€39,825	100%